Condensed Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS:
Cash and cash equivalents	$ 14,992	$ 181,471	$ 6,914,381
Related party accounts receivable	70,322	4,783	77,495
Deposits and other current assets	65,027	88,014	53,686
Prepaid expenses	69,272	182,079	153,631
Assets held for sale - current		0	2,743,247
Total current assets	219,613	456,347	9,942,440
FIXED ASSETS:
Land and improvements	3,243,687	3,243,687	3,243,687
Buildings	3,100,621	3,100,621	3,100,621
Plant and other equipment	2,621,262	2,626,140	2,921,202
Accumulated depreciation	(706,734)	(566,525)	(516,837)
Construction in progress	12,844,685	12,846,608	10,750,089
Net fixed assets	21,103,521	21,250,531	19,498,762
OTHER ASSETS:
Assets held for sale - long term		0	38,701,662
Deferred financing costs, net of amortization of $193,335 and $101,668, for December 31, 2010 and December 31, 2010 Respectively	196,248	264,998	375,415
Other noncurrent assets	1,448,136	1,446,136	300,000
Total assets	22,967,518	23,418,012	68,818,279
CURRENT LIABILITIES:
Current portion of notes payable	116,628	176,603	169,541
Note payable to related party	922,157	766,957
Redeemable debentures, net of discount of $21,675 and $0 for September 2011 and December 2010, respectively	5,280,132	0
Accounts payable	2,315,679	2,098,328	1,710,503
Dividends payable	0	172,056	156,060
Accrued liabilities	4,161,653	3,498,207	7,379,973
Convertible securities	23,857	1,001,622	0
Liabilities associated with assets held for sale		0	45,902,379
Total current liabilities	12,820,106	7,713,773	55,318,456
NON-CURRENT LIABILITIES:
Redeemable debentures, net of discount of $0, $29,558 and $40069 for September 30, 2011, December 31, 2010 and December 31, 2009 respectively	0	5,272,249	5,261,739
Notes payable	2,821,338	2,886,947	2,983,045
Debentures secured by assets of discontinued operations, net of discount of $0 and 1,007,039 for December 2010 and December 2009, respectively		0	20,027,109
Total long-term liabilities		8,159,196	28,271,893
Total liabilities	15,641,444	15,872,969
STOCKHOLDERS' EQUITY:
Common stock, value	25,458	22,139	22,139
Additional paid-in capital	93,972,787	88,968,889	87,273,376
Treasury stock, at cost, 22,412 shares	(336,285)	(336,285)	(336,285)
Unearned common stock in KSOP, at cost, 15,200 shares	(225,913)	(225,913)	(225,913)
Total stockholders' equity	7,326,074	7,545,043	(14,772,070)
Total liabilities and stockholders' equity	22,967,518	23,418,012	68,818,279
Accumulated Deficit Prior to Re-entering Development Stage
STOCKHOLDERS' EQUITY:
Accumulated deficit prior to re-entering development stage / Retained earnings during development stage	(126,670,716)	(126,670,716)	(119,672,776)
Total stockholders' equity	(126,670,716)	(126,670,716)	(119,672,776)
Accumulated Deficit During Development Stage
STOCKHOLDERS' EQUITY:
Total stockholders' equity	22,824,688	26,979,695
Retained Earnings During Development Stage
STOCKHOLDERS' EQUITY:
Accumulated deficit prior to re-entering development stage / Retained earnings during development stage	22,824,688	26,979,695	0
Series A Preferred Stock
STOCKHOLDERS' EQUITY:
Series A and Series B convertible preferred stock	7,934,055	8,232,234	7,592,389
Total stockholders' equity	7,934,055	8,232,234	7,592,389
Series B Preferred Stock
STOCKHOLDERS' EQUITY:
Series A and Series B convertible preferred stock	9,802,000	10,575,000	10,575,000
Total stockholders' equity	$ 9,802,000	$ 10,575,000	$ 10,575,000